Convertible Bonds - Summary of Convertible Bonds (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about borrowings [line items]
Convertible bonds		$ 12,015,229	$ 12,712,651
Current portion	$ 0	0	(12,712,651)
Total convertible bonds	$ 405,372	12,015,229	0
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Convertible bonds		12,533,316	13,580,212
Discounts on bonds payable [member]
Disclosure of detailed information about borrowings [line items]
Convertible bonds		$ (518,087)	$ (867,561)